Stockholders’ Equity (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 02, 2024	Mar. 02, 2023	Oct. 25, 2022	May 06, 2022	Aug. 15, 2024	Jan. 26, 2024	Jan. 23, 2024	Jun. 23, 2023	Apr. 30, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 08, 2023	May 23, 2022	Dec. 31, 2021	Oct. 01, 2019
Subsidiary, Sale of Stock [Line Items]
Principal amount																		$ 11,200,000
Common stock issuance																					22,500
Conversion of shares, shares		100,000										1,474,703			1,474,703	10,622,119
Conversion of shares, Value		$ 390,000										$ 2,150,000			$ 2,150,000	$ 5,000,000
Proceeds from sale of common stock														$ 3,176,556			$ 11,986,036
Pre financing capitalization																$ 150,000
Warrant exercise price																			$ 6.21
Expiration date									Jun. 30, 2027
Common stock , per value										$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Placement agent fees											$ (155,000)		$ (315,000)			$ (315,000)	$ (1,198,604)
Warrants issued										0				674,146
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					629,377
Proceeds from issuance of common stock					$ 328,292
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of common stock																	$ 11,986,036
Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock																	214,998
Proceeds from sale of common stock																	$ 1,198,604
7 Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock	$ 1,000,000													$ 1,000,000
Placement agent fees	$ 100,000													$ 100,000
Altitude Capital Group LLC [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent agreement description														the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 112,353 shares of Common Stock at $1.78 per share through February 2, 2030 (the “Placement Agent Warrants”).
Craig Hallum Capital Group LLC [Member] | Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						487,083				1,674,654				2,161,737
Proceeds from issuance of common stock						$ 877,869				$ 1,298,699				$ 2,176,556
Placement agent fees														55,000
Sales commissions						$ 21,947				$ 32,452				$ 54,399
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Consultant for services																$ 44,000
Stock issued for services, shares										9,442		3,885		13,919	4,977
Stock issued for services, amount										$ 6,000		$ 6,000		$ 14,000	$ 10,000
Post Merger [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for settlement of cashless exercise of warrant																66,465
Post Merger [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock																	2,484,872
Pre Merger [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for settlement of cashless exercise of warrant																19,393
Pre Merger [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock																	725,032
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price									$ 3.90
Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price			$ 3.90					$ 1.26		$ 0.55				$ 0.55
Expiration date			May 06, 2032					Jun. 23, 2033						Jun. 30, 2034
Options granted				513,413				825,000						30,300
Options issued			1,759,599
Stock options valued														$ 16,625	$ 1,035,273
Risk free interest rate														4.40%	5.41%
Volatility														188.00%	176.00%
Exercise price										0.55		$ 1.26		$ 0.55	$ 1.26
Number of shares granted														1,218,126	825,000	825,000	1,759,599
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock awards vested shares issued																52,375
Placement agent fees
Common Stock [Member] | 7 Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock , per value	$ 0.00001
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price										$ 9.08		$ 9.70		$ 9.08	$ 9.70	$ 9.70	$ 9.63			$ 3.90
Plan 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuance										3,265,516				3,265,516		3,265,516
Warrant exercise price							$ 2.11
Expiration date							Jan. 23, 2034
Number of shares granted							1,187,826
Number of stock option vested							1,166,826
2022 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price							$ 2.11
Expiration date							Jan. 23, 2034
Stock options valued							$ 2,461,404
Number of shares authorized							1,060,458
Number of shares granted							1,187,826
Number of stock option vested							1,166,826
2022 Plan [Member] | Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate														5.22%
Volatility														228.00%
Exercise price										$ 2.11				$ 2.11
2022 Plan [Member] | Stock Option 1 [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate										4.40%				4.40%
Volatility										188.00%				188.00%
Exercise price										$ 2.11				$ 2.11
Legacy Cardio [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of aggregate shares														43,334		43,334
Principal amount										$ 433,334				$ 433,334		$ 433,334
Manas Former Officers and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares transferred														1,625,000		1,625,000
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Consultant for services																$ 200,000
Board of Directors Chairman [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock awards vested shares issued																251,172
Board Of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares											35,212	84,032			84,032
Stock issued for services, amount											$ 50,000	$ 100,000			$ 100,000
Legacy Cardio Stockholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares received														$ 6,883,306		$ 6,883,306
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														928,571		928,571
Private Placement [Member] | 7 Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														561,793
Warrant exercise price										$ 1.78				$ 1.78
Common stock , per value	$ 1.78									$ 0.00001				$ 0.00001
Private Placement [Member] | Common Stock [Member] | 7 Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														561,793
Private Placement [Member] | Warrant [Member] | 7 Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														561,793